Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Accumulated deficit [member]	Accumulated other comprehensive income [member] Foreign currency translation reserve [member]	Accumulated other comprehensive income [member] Available-for-sale reserve [member]	Accumulated other comprehensive income [member] Defined benefit plan reserve [member]	Total equity attributable to the shareholder of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	¥ 12,511	¥ 12,596	¥ 7,772		¥ (11,622)	¥ 528	¥ 3,865	¥ (643)	¥ 12,496	¥ 15
Comprehensive income/(loss)
Profit/(loss) for the year	(7,972)				(7,582)				(7,582)	(390)
Other comprehensive income	1,639					(288)	3,052	(1,146)	1,618	21
Total comprehensive income/(loss) for the year	(6,333)				(7,582)	(288)	3,052	(1,146)	(5,964)	(369)
Net investment by non-controlling interests	144				0				0	144
Recognition of share-based payments	11,213		11,213						11,213
Acquisition of subsidiary	0									0
Acquisition of non-controlling interest	(2)		(2)						(2)	0
Ending balance at Dec. 31, 2015	17,533	12,596	18,983		(19,204)	240	6,917	(1,789)	17,743	(210)
Comprehensive income/(loss)
Profit/(loss) for the year	7,104				6,763				6,763	341
Other comprehensive income	(1,252)					(414)	(1,268)	465	(1,217)	(35)
Total comprehensive income/(loss) for the year	5,852				6,763	(414)	(1,268)	465	5,546	306
Recognition of share-based payments	9,520		9,520						9,520
Forfeiture of stock options			(60)		60
Exercise of stock options	1,748	1,836	(88)						1,748
Acquisition of subsidiary	93									93
Initial public offering	126,277	63,424	62,853						126,277
Other	0									0
Ending balance at Dec. 31, 2016	161,023	77,856	91,208		(12,381)	(174)	5,649	(1,324)	160,834	189
Comprehensive income/(loss)
Profit/(loss) for the year	8,210				8,078				8,078	132
Other comprehensive income	3,533					3,328	(1,721)	1,680	3,287	246
Total comprehensive income/(loss) for the year	11,743				8,078	3,328	(1,721)	1,680	11,365	378
Recognition of share-based payments	1,882		1,882						1,882
Forfeiture of stock options			(9)		9
Exercise of stock options	11,425	12,513	(1,088)						11,425
Acquisition of subsidiary	4,168									4,168
Acquisition of non-controlling interest	(254)		(423)			4		(2)	(421)	167
Issuance of common shares and acquisition of treasury shares under Employee Stock Ownership Plan	(10)	2,000	1,990	¥ (4,000)					(10)
Ending balance at Dec. 31, 2017	¥ 189,977	¥ 92,369	¥ 93,560	¥ (4,000)	¥ (4,294)	¥ 3,158	¥ 3,928	¥ 354	¥ 185,075	¥ 4,902